                                                                 Class II Shares

[Munder Logo]

                                                                      Prospectus
                                                                    May 22, 2000
                                                        Munder Focus Growth Fund
                                         (formerly Munder Equity Selection Fund)

                                                Munder Growth Opportunities Fund

                               Munder Framlington Global Financial Services Fund








                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the
                               accuracy or adequacy of this prospectus.  It is a
                                            criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 9   Who May Want To Invest
 10  Fees And Expenses

 11  More About The Funds
 12  Other Investment Strategies And Risks

 15  Your Investment
 15  How To Reach The Funds
 15  Purchasing Shares
 15  Exchanging Shares
 16  Redeeming Shares
 17  Additional Policies For Purchases, Exchanges And Redemptions
 18  Shareholder Privileges

 19  Distribution Arrangements
 19  Share Class Selection
 19  Cdsc
 19  12b-1 Fees
 20  Other Information

 21  Pricing Of Fund Shares

 21  Distributions

 22  Federal Tax Considerations
 22  Taxes On Distributions
 22  Taxes On Sales
 22  Other Considerations

 23  Management
 23  Investment Advisor and Sub-advisor
 23  Portfolio Managers


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds."

Focus Growth Fund
(formerly Equity Selection Fund)

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

The Fund may also invest in foreign
securities.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than the stocks of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities presents risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class II shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load). Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases and a contingent deferred sales charge of 1% imposed on redemptions of Class II shares within 18 months of purchase. Please see the section entitled "Fees and Expenses." Performance for Class II shares would have substantially similar annual returns net of any sales charges (loads), because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

Focus Growth Fund

                                         Average Annual Total Return
Total Return                             (for the periods ended December 31,
(per calendar year)                      1999)

                                         --------------------------------------
                                                                       Since
                                                                     Inception
                                                          1 Year     (11/11/98)
                                         --------------------------------------
                         Focus Growth Fund                16.74%       25.98%
                         S&P 500 Index*                   21.03%       29.97%**
                         Russell 1000(R) Growth Index*    33.14%       46.57%**

                                         --------

                                         *Standard & Poor's Composite 500
                                            Index is an unmanaged index of
                                            common stock prices. The Russell
                                            1000(R) Growth Index is an index
                                            which measures the performance of
                                            those Russell 1000 companies with
                                            higher price to book ratios and
                                            higher forecasted growth values.
                                            The Fund has changed its primary
                                            market index from the S&P 500
                                            Index to the Russell 1000(R)
                                            Growth Index, which better
                                            represents the markets in which
                                            the Fund typically invests.

                                         **Index returns from 10/31/98 for S&P
                                            500 Index and Russell 1000(R)
                                            Growth Index.

[BAR CHART]
 1999
------
16.74%
--------

Year-to-date through March 31, 2000: 13.79%

Best Quarter:          Q4 1999         13.18%
Worst Quarter:         Q3 1999         (7.72%)

Growth Opportunities Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 . superior earnings growth;

 . financial stability;

 . relative market value; and

 . price changes compared to the S&P MidCap 400 Index.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class II shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load). Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases and a contingent deferred sales charge of 1% imposed on redemptions of Class II shares within 18 months of purchase. Please see the section entitled "Fees and Expenses." Performance for Class II shares would have substantially similar annual returns net of any sales charges (loads), because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

Growth Opportunities Fund

                                          Average Annual Total Return
Total Return                              (for the periods ended December 31,
(per calendar year)                       1999)

                                          ----------------------------------------
                                                                          Since
                                                                        Inception
                                                        1 Year          (6/24/98)
                                          ----------------------------------------
                         Growth Opportunities Fund      31.62%            17.04%
                         S&P MidCap 400 Index*          14.71%            16.53%**

                                          --------
                                          *Standard & Poor's MidCap 400 Index
                                           is a capitalization-weighted index
                                           of that measures the performance of
                                           the mid-range sector of the U.S.
                                           stock market where the median
                                           market capitalization is
                                           approximately $700 million.
                                          **Index return from 6/30/98 for S&P
                                           MidCap 400 Index.

[BAR CHART]
 1999
------
31.62%
--------
Year-to-date through March 31, 2000: 19.32%

Best Quarter:            Q4 1999            24.95%
Worst Quarter:           Q1 1999            (7.77)%

Framlington Global Financial Services Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

Examples of companies in the financial services industry are:

 . commercial, industrial and investment banks;

 . savings and loan associations;

 . brokerage companies;

 . consumer and industrial finance companies;

 . real estate and leasing companies;

 . insurance companies; and

 . holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The companies are selected by the "bottom-up approach". This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a financial services company relative to the price of its stock.

The sub-advisor allocates assets among countries based on:

 . its analysis of the trends in the financial services industry in particular regions;

 . the relative valuation of financial services companies in different regions;
  and

 . its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Sector Risk. The Fund will invest primarily in companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than the stocks of larger companies.

 . Derivatives Risk. The Fund may suffer a loss from the Fund's use of forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of the Fund's portfolio securities denominated in those currencies.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class II shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load). Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases and a contingent deferred sales charge of 1% imposed on redemptions of Class II shares within 18 months of purchase. Please see the section entitled "Fees and Expenses." Performance for Class II shares would have substantially similar annual returns net of any sales charges (loads), because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

Framlington Global Financial              Average Annual Total Return
Services Fund                             (for the periods ended December 31,
                                          1999)

Total Return
(per calendar year)                       --------------------------------------
                                                                         Since
                                                                       Inception
                                                                1 Year (6/24/98)
                                          --------------------------------------
                         Framlington Global Financial Services
                          Fund                                   4.52%   3.42%
                         MSCI World Finance Index*               8.57%    N/A**


                                          --------
                                           *The Morgan Stanley (MSCI) World
                                           Finance Index is an unmanaged index
                                           which follows 22 developed nations,
                                           containing four sub-sectors
                                           (Insurance, Financial Services,
                                           Real Estate and Banking).
                                          **Index did not exist until January
                                           1999.






[BAR CHART]
 1999
-----
4.52%
-----
Year-to-date through March 31, 2000: 3.50%

Best Quarter:            Q4 1999             7.35 %
Worst Quarter:           Q3 1999            (2.52)%

Who May Want To Invest

The Funds may be appropriate for investors:

 . Looking to invest over the long term.

 . Able to ride out market swings.

The Funds alone cannot provide a balanced investment program.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                        Class II
                                                                         Shares
Shareholder Fees (fees paid directly from your investment)              --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
 price)...............................................................   1%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original purchase price or
redemption proceeds...................................................   1%(a)
Sales Charge (Load) Imposed on Reinvested Dividends...................   None
Redemption Fees.......................................................   None
Exchange Fees.........................................................   None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

           Annual Fund Operating Expenses
                as a % of net assets                          Examples
----------------------------------------------------- -------------------------
                                                                Class
                                             Class II            II    Class II
                                              Shares           Shares* Shares**
Focus Growth Fund                            --------          ------- --------
Management Fees.............................    .75%    1 Year $  416   $  314
Distribution and/or Service (12b-1) Fees....   1.00%   3 Years $  759   $  759
Other Expenses..............................    .37%   5 Years $1,231   $1,231
                                               ----
Total Annual Fund Operating Expenses........   2.12%  10 Years $2,536   $2,536
                                               ====

                                                                Class
                                             Class II            II    Class II
                                              Shares           Shares* Shares**
Growth Opportunities Fund                    --------          ------- --------
Management Fees.............................    .75%    1 Year $  469   $  368
Distribution and/or Service (12b-1) Fees....   1.00%   3 Years $  921   $  921
Other Expenses(1)...........................    .91%   5 Years $1,501   $1,501
                                               ----
Total Annual Fund Operating Expenses(1).....   2.66%  10 Years $3,074   $3,074
                                               ====

                                                                Class
                                             Class II            II    Class II
                                              Shares           Shares* Shares**
Framlington Global Financial Services Fund   --------          ------- --------
Management Fees.............................    .75%    1 Year $  547   $  446
Distribution and/or Service (12b-1) Fees....   1.00%   3 Years $1,153   $1,153
Other Expenses(1)...........................   1.70%   5 Years $1,883   $1,883
                                               ----
Total Annual Fund Operating Expenses(1).....   3.45%  10 Years $3,806   $3,806
                                               ====

--------
(a) The contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. The CDSC applies to redemptions of Class II shares within eighteen months of purchase.
(1) The advisor has voluntarily agreed to reimburse the Growth Opportunities Fund and Framlington Global Financial Services Fund for certain operating expenses. As a result of the expense reimbursement, actual other operating expenses and total annual fund operating expenses for the current fiscal year, which have been restated to reflect an increase in general operating expenses of the Funds, are expected to be .43% and 2.18%, respectively for the Growth Opportunities Fund and .50% and 2.25%, respectively for the Framlington Global Financial Services Fund. The advisor may eliminate all or part of the expense reimbursement at any time.
* Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.

More About The Funds
--------------------------------------------------------------------------------

This section further describes the Funds' principal investment strategies and risks that are summarized above in the Risk/Return Summary. The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information.

Equity Securities. The Funds invest in equity securities which include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. Framlington Global Financial Services Fund will invest all or a substantial portion of its total assets in foreign securities. Focus Growth Fund and Growth Opportunities Fund may invest up to 25% of its total assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in Financial Services Companies by
Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. The Fund may be riskier than a fund investing in a broader range of industries.

Short-Term Trading. The Funds may engage in short-term trading, including, initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Other Investment Strategies And Risks

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

  Investment Strategy. Framlington Global Financial Services Fund may invest a portion of its assets in Asset-Backed Securities.

  Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the

  Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives. Derivatives are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. The Funds may use derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The Funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each Fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The Funds, may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

  Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds

           c/o PFPC Global Fund Services

           P.O. Box 60428

           King of Prussia, PA 19406-0428

Purchasing Shares

Purchase Price of Shares
Class II shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Broker-dealers (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums

 . Initial:                   $250
 . Subsequent:                $50
 . Automatic Investment Plan: $50

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker. Any broker authorized by the distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange Fund shares for shares of the same class of other Munder
  Funds based on their relative net asset values.

 . You may exchange Class II shares for Class C shares of other Munder Funds based on their relative net asset values.

 . Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 . Brokers may charge a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange orders to your broker or to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 . For your protection, a signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the recordowner of the account;
  (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker or calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check.

 If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption amount to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

 During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of its shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Funds' expenses, we do not currently issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

  . the New York Stock Exchange is closed;

  . trading on the New York Stock Exchange is restricted;

  . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  . the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of that Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder will pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from a Fund, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. A Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

 Additionally, in no event will the Funds permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of the Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of the Funds. You or your broker must notify the transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the transfer agent.

Distribution Arrangements
--------------------------------------------------------------------------------

Share Class Selection

Each Fund offers Class II shares. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class II shares

 . Front end sales charge.

 . No CDSC, except for a CDSC for redemptions made within eighteen months after investing.

 . Shares do not convert to another class.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited type of investors. Call (800) 438-5789 to obtain more information about those classes.

Cdsc

You pay a CDSC when you redeem:

 . Class II shares within eighteen months of buying them.

At the time of purchase of Class II shares, the distributor pays sales commissions of 2.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class II shares of the Funds.

You will not pay a CDSC to the extent that the value of the redeemed shares represents:

 . reinvestment of dividends or capital gains distributions; or

 . capital appreciation of shares redeemed.

When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

CDSC Waivers

We will waive the CDSC payable upon redemption of shares of a Fund for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2 ;

 . involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge;

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Munder Fund purchased on or before June 27, 1995.

Rule 12b-1 Fees

The Funds have adopted Rule 12b-1 plans with respect to its Class II shares that allow each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, each Fund may pay up to .25% of the daily net assets of Class II shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide such services. Each Fund may also pay up to
 .75% of the daily net assets of the Class II shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Funds and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV for Class II shares is calculated by (1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time)

If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.


Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of its earnings along to its shareholders as distributions. When the Funds earn dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds pay dividends, if any, at least annually.

The Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------
Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------
Investment Advisor And Sub-Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund. As of March 31, 2000, the advisor and its affiliates had approximately $62 billion in assets under management, of which $39 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, and $7 billion in non-discretionary assets.

Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-advisor of the Framlington Global Financial Services Fund.

The advisor provides overall investment management and provides all research and credit analysis and is responsible for all purchases and sales of portfolio securities for the Focus Growth Fund and Growth Opportunities Fund.

Framlington provides research and credit analysis for the Framlington Global Financial Services Fund. MCM and Framlington each manage a portion of the assets of the Framlington Global Financial Services Fund. MCM is responsible for all purchases and sales of domestic securities held by the Framlington Global Financial Services Fund. Framlington is responsible for the allocation of the Fund's assets among countries and for making all purchases and sales of foreign securities held by the Fund.

During the fiscal year ended June 30, 1999, the advisor was paid an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund.

Portfolio Managers

Focus Growth Fund And Growth Opportunities Fund

A committee of professional portfolio managers employed by MCM makes investment decisions for the Fund.

Framlington Global Financial Services Fund

A committee of professional portfolio managers employed by MCM or Framlington makes decisions for the Fund.

More information about the Funds is available free upon request, including the following:


Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement Of Additional Information

Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).


To Obtain Information:

--------------------------------------------------------------------------------

 By telephone
 Call 1-800-438-5789

 By mail

 Write to:

 The Munder Funds
 c/o PFPC Global Fund Services
 P.O. Box 60428
 King of Prussia, PA 19406-0428

 On the Internet
 Text-only versions of fund documents can be viewed online or downloaded from:

 Securities and Exchange Commission
    http://www.sec.gov

 You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

 You may also find more information about the Funds on the Internet at: http://www.munderfunds.com

--------------------------------------------------------------------------------


The Munder Funds, Inc.
SEC file number: 811-7346

The Munder Framlington Funds Trust
SEC file number: 811-7897

MUTUAL FUND
      Application                                     [LOGO OF THE MUNDER FUNDS]


PLEASE MAIL YOUR COMPLETE APPLICATION (printed or typed)
ALONG WITH YOUR CHECK TO:  The Munder Funds
                           c/o PFPC Global Fund Services
                           P.O. Box 60428
                           King of Prussia, PA 19406-0428

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

[_] New Account     [_] Change to an Existing Account _________________________

                           1.  ACCOUNT REGISTRATION

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Name                                             Social Security Number

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Joint Owner (if any)                     (If Joint Tenancy, use Social Security
                                               Number of first joint owner)
OR

Uniform Transfer to Minor:

                                         for:
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Custodian Name (one custodian only)      Minor's Name (one minor only)

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State (Custodian's State of Residence)          Minor's Social Security Number

OR
   [_] Trust   [_] Corporation   [_] Other (please specify) ____________________

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Trust/Corporation Name

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Trust Date                                      Tax Identification Number

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                             2.  MAILING ADDRESS
     (address for reports, dividends, statements and redemption proceeds)

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Street                                                 Apt.

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City                   State      Zip Code             Telephone Number

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Non-Resident Alien:  [_] Yes   [_] No  If Yes, Country of Residence_____________

        3.  INITIAL INVESTMENT


With as little as $250* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

                                                                              Class C/
NAME OF MUNDER FUND                              Fund Code  Class A  Class B  Class II   Investment Amount
                                                               200     300     400/700
                                                               ---     ---     -------
[ ]  Munder All-Season Aggressive Fund               52       [ ]     [ ]      N/A       $___________________
[ ]  Munder Balanced Fund                            14       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Focus Growth Fund                        28       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Equity Income Fund                       18       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Future Technology Fund                   33       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Growth Opportunities Fund                32       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Index 500 Fund                           06       [ ]     [ ]      N/A       $___________________
[ ]  Munder International Equity Fund                07       [ ]     [ ]      [ ]       $___________________
[ ]  Munder International NetNet Fund                --        --     [ ]      [ ]       $___________________
[ ]  Munder Micro-Cap Equity Fund                    29       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Multi-Season Growth Fund                 20       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Real Estate Equity Investment Fund       21       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Small-Cap Value Fund                     30       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Small Company Growth Fund                05       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Emerging Mrkts. Fund         81       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Global Fin'l Srvcs Fund      83       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Healthcare Fund              82       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Int'l. Growth Fund           80       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Bond Fund                                09       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Intermediate Bond Fund                   08       [ ]     [ ]      [ ]       $___________________
[ ]  Munder International Bond Fund                  25       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Michigan Tax-Free Bond Fund              16       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Tax-Free Bond Fund                       17       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Tax-Free Short-Intrmd. Bond Fund         12       [ ]     [ ]      [ ]       $___________________
[ ]  Munder U.S. Government Income Fund              19       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Cash Investment Fund                     01       [ ]     N/A      N/A       $___________________
[ ]  Money Market Fund+                              22       N/A     N/A      N/A       $___________________
[ ]  Munder Tax-Free Money Market Fund               02       [ ]     N/A      N/A       $___________________
[ ]  Munder U.S. Treasury Money Market Fund          03       [ ]     N/A      N/A       $___________________
[ ]  Other Munder Fund _________________________________      [ ]     [ ]      [ ]       $___________________
                                                             Total Amount Invested       $___________________

[ ] By Check (Payable to The Munder Funds)
[ ] By Wire. Account Number: ____________ (Account number assigned by Bank from which assets were wired.)
* $50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 6).
+ Available through exchange from other Munder Funds only

4.  DEALER INFORMATION


FOR DEALER USE ONLY

We hereby authorize PFPC Global Fund Services to act as our agent in connection with transactions authorized by this Application and agree to notify PFPC Global Fund Services of any purchase made under a Letter of Intent or Right of Accumulation.


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Dealer's Name                     Main Office Address


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Representative's Name             Branch #                 Rep #


--------------------------------------------------------------------------------
Branch Address                                             Telephone #


--------------------------------------------------------------------------------
Authorized Signature of Dealer                             Title



5.  DISTRIBUTION OPTION


DIVIDENDS                                   CAPITAL GAINS

[_] A. Reinvest in additional shares.     [_] A. Reinvest in additional shares.

[_] B. Pay in Cash by Check               [_] B. Pay in Cash by Check

[_] C. Pay in Cash by Electronic Funds    [_] C. Pay in Cash by Electronic Funds
       Transfer to my Bank                       Transfer to my Bank

       Fill out banking information in           Fill out banking information in
       Section 9                                 Section 9



6.  AUTOMATIC INVESTMENT PLAN (OPTIONAL)


[_] YES, I(We) wish to participate in the Automatic Investment Plan (AIP), and authorize PFPC Global Fund Services, The Munder Funds' transfer agent to perform the following:

Amount to invest $_________ ($50 minimum)   [_] Monthly  or   [_] Quarterly
[_] 5th or the   [_] 20th of the month


--------------------------------------------------------------------------------
Name of Fund                            Percentage (equal if not indicated)


--------------------------------------------------------------------------------
Name of Fund                            Percentage (equal if not indicated)

     Fill out banking information in Section 9



7.  AUTOMATIC WITHDRAWAL PLAN


[_] YES, I(We) authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each [_] Monthly or [_] Quarter.


--------------------------------------------------------------------------------
Name of Fund to Redeem Shares From


--------------------------------------------------------------------------------
Amount of Each Withdrawal ($50 minimum)

Payments will be made to (Choose one):   [_] Owner's Address of Record

                                         [_] Owner's Checking/Savings Account

                                         [_] Fill out banking information in
                                             Section 9

                                         [_] Other listed below:


--------------------------------------------------------------------------------
Name and Address

     8. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.
[ ] I(We) authorize PFPC Global Fund Services to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.
     1. I(We) relieve the Funds or PFPC Global Fund Services of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $250 per Fund unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record or banking wire instructions as established in Section 9.
_______________________________________________________________________________
Name                                   Name
     Fill out banking information in Section 9

     9. BANKING INFORMATION
_______________________________________________________________________________
Bank Name       Address                     [ ] Checking    [ ] Savings Account

_______________________________________________________________________________
ABA Number (Bank Routing Number)        Account Number

_______________________________________________________________________________
Bank Account Registration

[ ] Check if Section 5 (Distribution Option), "Choice C" was completed. I(We) authorize The Munder Funds to deposit distributions into the account indicated above.

[ ] Check if Section 6 (Automatic Investment Plan), was completed. Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization in conditional upon approval of your authorization by your bank, which will allow PFPC Global Fund Services, the transfer agent of The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft in not paid upon presentation by PFPC Global Fund Services, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

[ ] Check if Section 7 (Automatic Withdrawal Plan), was completed. Please note that your bank will clear and process each bank deposit and will include it with your regular statements. However, acceptance of this authorization in conditional upon approval of your authorization by your bank, which will allow PFPC Global Fund Services, the transfer agent of The Munder Funds, to act as your agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon 30-days written notice.

[ ] Check if Section 8 (Telephone Redemption), was completed. I(We) authorize The Munder Funds to send by Fed wire redemption proceeds to the account indicated above.

For the purposes of verifying my account number, I have enclosed a blank check or deposit slip marked "VOID" and have signed the authorization below.
_______________________________________________________________________________
Signature of Depositor  Date    Signature of Joint Depositor (if any)   Date

                 Please Staple Void Check or Deposit Slip Here


                      [SAMPLE OF DEPOSIT SLIP GOES HERE]

        10.  DOLLAR COST AVERAGING PLAN

[__] YES, I(We) authorize The Munder Funds to exchange from my ____________ (Fund/Account) on a [__] Monthly or [__] Quarterly basis (please choose either the 5th or the 20th of the month):

$_____________ ($50 minimum) into _________________________________ (Fund Name)

$_____________ ($50 minimum) into _________________________________ (Fund Name)

        11.  CHECKWRITING PRIVILEGES

If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting th is service:

_______________________________________________________________________________
Fund(s)

_______________________________________________________________________________
Fund(s)

Authorized Signatures (exactly as it appears in Part 1 of the Application):

_______________________________________________________________________________
Print Name      Signature

_______________________________________________________________________________
Print Name      Signature

_______________________________________________________________________________
Print Name      Signature

Check here if more than one signature is required per check:   [__] 2   [__] 3
Other:______________

        12.  REDUCED SALES CHARGE

[__] Rights Of Accumulation: Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A S hares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amou nt of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.

I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.

_______________________________________________________________________________
Name of Fund    Account Number

_______________________________________________________________________________
Name of Fund    Account Number

_______________________________________________________________________________
Name of Fund    Account Number

[__] Letters Of Intent: You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the L etter of Intent as set forth in the Prospectus, and as follows: "Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at least" (check one):

[__]  $25,000 [__]  $50,000 [__]  $100,000 [__]  $250,000  [__]  $500,000
[__]  $1,000,000

13.  AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES

By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., PFPC Global Fund Services, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. PFPC Global Fund Services is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in
Section 5.

I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(We) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)


_______________________________________________________________________________
Taxpayer Identification Number      Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for any custodial or trust account opened for me by The Munder Funds, and

(2)  I (the Investor) am not subject to backup withholding because:

     (a)  I am exempt from Backup Withholding

     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or

     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

_______________________________________________________________________________
Authorization:

_______________________________________________________________________________
Signature of Owner                 Date               Name

_______________________________________________________________________________
Signature of Owner                 Date               Name

_______________________________________________________________________________

  Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
_______________________________________________________________________________

Distributor: Funds Distributor, Inc.                                    APPABC00

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